Net Income Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	67,110,186	52,859,911	53,859,537
Effect of dilutive share options outstanding	958,125	423,674	473,924
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	68,068,311	53,283,585	54,333,461

Reconciliation of Net Income Attributable to the Group Per the Statement of Operating Income and Net Income Used For Net Income Per Ordinary Share
The reconciliation between net income attributable to the Group per the Consolidated Statement of Operations and the net income used to calculate net income per ordinary share attributable to the Group is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Net income attributable to the Group	$153,185	332,331	$373,986
Noncontrolling interest adjustment to redemption amount	—	(4,522)	(5,048)
Net income attributable to the Group (including NCI redemption adjustment)	153,185	327,809	368,938

	December 31, 2021	December 31, 2020	December 31, 2019
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$2.28	$6.20	$6.85
Diluted	$2.25	$6.15	$6.79